DERIVATIVES - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 entity	Dec. 31, 2013 entity
Derivative [Line Items]
Maximum derivative notional position as a percentage of assets	35.00%
Maximum credit exposure as a percentage of capital	3.00%
Maximum single counterparty credit risk exposure	$ 20,000,000
Number of counterparties	9	9
Outstanding liability from counterparty contracts	100,000	28,000
Interest-bearing deposit swap	823,585,000	913,324,000
Credit Derivative Term	4 years 4 months
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net	(1,700,000)	800,000
Derivative Liability	11,916,000	14,431,000
Cash Flow Hedging [Member]
Derivative [Line Items]
Interest-bearing deposit swap	150,000,000	100,000,000
Other Credit Derivatives [Member]
Derivative [Line Items]
Interest-bearing deposit swap	26,400,000	13,300,000
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Interest-bearing deposit swap	566,200,000	561,600,000
Derivative Liability	$ 12,400,000	$ 9,300,000